Employee benefits - History of Experience Adjustments From Inception (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net defined benefit obligations	€ 197.5	€ 185.4	€ 187.8
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net defined benefit obligations	279.0	266.7	267.6
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net defined benefit obligations	(81.5)	(81.3)
Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net defined benefit obligations	192.7	180.5	182.9
Experience losses/(gains) on scheme liabilities	0.5	0.5	(0.3)
Experience gains on scheme assets	(0.3)	(1.9)	(0.6)
Defined benefit retirement plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net defined benefit obligations	274.2	261.8	262.7
Defined benefit retirement plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net defined benefit obligations	€ (81.5)	€ (81.3)	€ (79.8)